CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Revenues	₩ 725,516	₩ 463,618	₩ 413,938
Online games	81,017	89,256	75,370
Mobile games	629,604	358,772	320,164
Other revenue	14,895	15,590	18,404
Cost of revenues	(484,958)	(267,365)	(224,173)
Gross profit	240,558	196,253	189,765
Selling, general and administrative expenses	(66,066)	(77,614)	(75,631)
Research and development	(13,486)	(13,797)	(16,570)
Other income	913	605	607
Other expenses	(1,552)	(739)	(1,452)
Operating profit	160,367	104,708	96,719
Finance income	23,267	15,953	5,268
Finance costs	(14,935)	(10,779)	(2,686)
Profit before income tax	168,699	109,882	99,301
Income tax expenses	36,717	26,824	33,421
Profit for the year	131,982	83,058	65,880
Items that may be subsequently reclassified to income or loss:
Foreign currency translation adjustments	1,559	285	3,274
Items that will not be reclassified to income or loss:
Remeasurement of defined benefit liabilities	7	(4)	(3)
Total comprehensive income (loss) for the year	133,548	83,339	69,151
Profit (loss) attributable to:
Owners of the Parent Company	132,019	83,162	65,947
Non‑controlling interest	(37)	(104)	(67)
Total comprehensive income (loss) attributable to:
Owners of the Parent Company	133,560	83,457	69,172
Non-controlling interest	₩ (12)	₩ (118)	₩ (21)
Earnings per share (in Korean won)
Basic earnings per share (in korean won per share)	₩ 18,999	₩ 11,968	₩ 9,490
Diluted earnings per share (in korean won per share)	₩ 18,999	₩ 11,968	₩ 9,490